Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Schedule of Deferred Income Tax Assets and Liabilities [Abstract]
Canadian statutory income tax rate	27.00%	27.00%	27.00%
Income tax recovery at statutory rate	$ (1,022,365)	$ (1,316,712)	$ (2,322,936)
Tax effect of:
Items not deductible for tax purposes	(250,148)	(20,556)	223,809
Over provided in prior years	(32,177)	(384,109)	(19,674)
Tax rate difference for foreign jurisdiction	(2,237)	(5,365)	10,715
Change in unrecognized deferred income tax assets	1,377,372	2,104,708	2,125,459
Income tax provision	$ 70,445	$ 377,966	$ 17,372